Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	The following table summarizes the carrying amount of goodwill by reportable segment for the years ended December 31, 2022 and 2021 (in millions):

	Renewables	Utilities	Energy Infrastructure	New Energy Technologies	Total
Balance as of December 31, 2021
Goodwill	$395	$2,709	$683	$1	$3,788
Accumulated impairment losses	(35)	(2,576)	—	—	(2,611)
Net balance	360	133	683	1	1,177
Impairment losses	—	(133)	(644)	—	(777)
Goodwill acquired during the year	—	—	—	3	3
Goodwill derecognized during the year	(40)	—	—	(1)	(41)
Balance as of December 31, 2022
Goodwill	355	2,709	683	3	3,750
Accumulated impairment losses	(35)	(2,709)	(644)	—	(3,388)
Net balance	$320	$—	$39	$3	$362

Schedule of Finite-Lived and Indefinite-Lived Intangible Assets	The following table summarizes the balances comprising Other intangible assets in the accompanying Consolidated Balance Sheets (in millions) as of the periods indicated:

	December 31, 2022			December 31, 2021
	Gross Balance	Accumulated Amortization	Net Balance	Gross Balance	Accumulated Amortization	Net Balance
Subject to Amortization
Internal-use software	$582	$(307)	$275	$457	$(279)	$178
Contracts	342	(40)	302	183	(48)	135
Project development rights (1)	991	(17)	974	819	(8)	811
Emissions allowances (2)	37	—	37	18	—	18
Concession rights	207	(50)	157	195	(33)	162
Other (3)	57	(20)	37	111	(17)	94
Subtotal	2,216	(434)	1,782	1,783	(385)	1,398
Indefinite-Lived Intangible Assets
Land use rights	42	—	42	28	—	28
Water rights	—	—	—	3	—	3
Transmission rights	16	—	16	19	—	19
Other	1	—	1	2	—	2
Subtotal	59	—	59	52	—	52
Total	$2,275	$(434)	$1,841	$1,835	$(385)	$1,450
_____________________________
(1)Includes emission offset fee to the Air Quality Management District ("AQMD") in order to transfer emission offsets from retired legacy Southland units to the new CCGT.
(2)Acquired or purchased emissions allowances are finite-lived intangible assets that are expensed when utilized and included in net income for the year.
(3)Includes management rights, renewable energy credits and incentives, and other individually insignificant intangible assets.

Schedule of Acquired Intangible Assets By Major Class	The following tables summarize other intangible assets acquired during the periods indicated (in millions):

December 31, 2022	Amount	Subject to Amortization/Indefinite-Lived	Weighted Average Amortization Period (in years)	Amortization Method
Internal-use software	$136	Subject to Amortization	14	Straight-line
Contracts	196	Subject to Amortization	23	Straight-line
Project development rights	67	Subject to Amortization	4	Straight-line
Emissions allowances	35	Subject to Amortization	Various	As utilized
Land use rights	13	Indefinite-Lived	N/A	N/A
Transmission rights	—	Indefinite-Lived	N/A	N/A
Other	1	Various	N/A	N/A
Total	$448

December 31, 2021	Amount	Subject to Amortization/Indefinite-Lived	Weighted Average Amortization Period (in years)	Amortization Method
Internal-use software	$89	Subject to Amortization	6	Straight-line
Contracts	35	Subject to Amortization	12	Straight-line
Project development rights	667	Subject to Amortization	35	Straight-line
Emissions allowances	22	Subject to Amortization	Various	As utilized
Transmission rights	—	Indefinite-Lived	N/A	N/A
Concession rights (1)	7	Subject to Amortization	12	Straight-line
Other	2	Various	N/A	N/A
Total	$822
_____________________________
(1)Represents the fair value assigned to the extension of the Tietê hydroelectric plants' concession agreement with ANEEL. See Note 13—Contingencies for further information.

Schedule of Expected Amortization Expense
The following table summarizes the estimated amortization expense by intangible asset category for 2023 through 2027:

(in millions)	2023	2024	2025	2026	2027
Internal-use software	$29	$28	$27	$26	$25
Contracts	20	17	16	16	16
Concession rights	17	16	16	16	16
Other	5	6	7	7	7
Total	$71	$67	$66	$65	$64